GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 7.32%
41,660	Air Liquide SA	$ 7,288,203
16,481	Akzo Nobel NV	1,420,138
112,468	Anglo American PLC	5,843,352
34,210	Antofagasta PLC	743,123
56,088	ArcelorMittal SA(a)	1,796,739
5,601	Arkema SA	669,548
111,200	Asahi Kasei Corp	956,489
80,748	BASF SE	4,607,552
443,212	BHP Group Ltd	17,084,738
42,868	BlueScope Steel Ltd	666,603
24,360	Boliden AB	1,234,087
13,336	Brenntag SE	1,075,308
9,489	Chr Hansen Holding A/S	699,094
20,281	Clariant AG(a)	353,038
17,126	Covestro AG(b)	866,281
12,081	Croda International PLC	1,241,055
593	EMS-Chemie Holding AG	577,521
158,988	Evolution Mining Ltd	524,034
18,219	Evonik Industries AG	506,109
149,093	Fortescue Metals Group Ltd	2,288,365
812	Givaudan SA(a)	3,368,734
871,811	Glencore PLC	5,671,469
19,700	Hitachi Metals Ltd(c)	326,771
62,230	ICL Group Ltd	736,944
44,700	JFE Holdings Inc	623,293
16,903	Johnson Matthey PLC	412,611
16,100	Kansai Paint Co Ltd	258,469
15,367	Koninklijke DSM NV	2,749,075
7,053	LANXESS AG	309,660
14,617	Mineral Resources Ltd	576,280
112,600	Mitsubishi Chemical Holdings Corp	748,873
14,400	Mitsubishi Gas Chemical Co Inc	243,763
17,100	Mitsui Chemicals Inc	428,626
43,087	Mondi PLC	837,236
79,463	Newcrest Mining Ltd	1,605,743
73,400	Nippon Paint Holdings Co Ltd	640,454
14,700	Nippon Sanso Holdings Corp	279,500
74,374	Nippon Steel Corp	1,312,303
10,600	Nissan Chemical Corp	621,662
12,800	Nitto Denko Corp	915,214
116,879	Norsk Hydro ASA	1,135,582
94,492	Northern Star Resources Ltd	763,839
17,999	Novozymes A/S Class B	1,238,426
67,100	Oji Holdings Corp	332,895
32,635	Rio Tinto Ltd	2,917,579
98,746	Rio Tinto PLC	7,893,082
31,100	Shin-Etsu Chemical Co Ltd	4,725,127
21,534	Smurfit Kappa Group PLC	961,829
6,627	Solvay SA	653,406
403,699	South32 Ltd	1,528,579
51,207	Stora Enso OYJ Class R	1,008,654
127,300	Sumitomo Chemical Co Ltd	582,883
21,400	Sumitomo Metal Mining Co Ltd	1,084,202
Shares		Fair Value
Basic Materials — (continued)
54,098	Svenska Cellulosa AB SCA Class B(a)	$ 1,058,161
11,845	Symrise AG	1,422,970
119,700	Toray Industries Inc	621,772
23,000	Tosoh Corp	339,209
17,048	Umicore SA	739,764
46,542	UPM-Kymmene OYJ	1,519,838
10,278	voestalpine AG	307,172
14,587	Yara International ASA	725,384
		104,668,410
Communications — 5.18%
25,064	Adevinta ASA(c)	228,814
83,287	Auto Trader Group PLC(b)	684,500
74,118	Bollore SE(c)	388,116
788,781	BT Group PLC	1,880,177
36,500	CyberAgent Inc	451,673
13,842	Delivery Hero SE(b)(c)	605,430
19,100	Dentsu Group Inc	778,397
284,947	Deutsche Telekom AG	5,306,918
12,675	Elisa OYJ	764,392
2,243	Fiverr International Ltd(a)(c)	170,625
93,363	Grab Holdings Ltd Class A(a)(c)	326,738
18,700	Hakuhodo DY Holdings Inc	234,478
1,800	Hikari Tsushin Inc	204,635
339,900	HKT Trust & HKT Ltd	466,056
132,624	Informa PLC(c)	1,039,157
15,484	Just Eat Takeaway.com NV(a)(b)(c)	519,304
12,600	Kakaku.com Inc	281,393
141,800	KDDI Corp	4,649,146
297,016	Koninklijke KPN NV	1,030,646
39,400	M3 Inc(c)	1,416,094
9,727	Mercari Inc(c)	251,093
22,200	MonotaRO Co Ltd	474,822
5,662	Nice Ltd(c)	1,228,845
105,100	Nippon Telegraph & Telephone Corp(a)	3,053,566
474,005	Nokia OYJ(c)	2,614,552
175,785	Orange SA	2,081,534
67,161	Pearson PLC	658,599
82,037	Prosus NV	4,424,102
14,523	Proximus SADP	270,440
19,954	Publicis Groupe SA	1,216,316
77,000	Rakuten Group Inc	602,964
6,025	Schibsted ASA Class A	148,501
9,243	Schibsted ASA Class B	197,798
7,228	Scout24 SE(b)	413,280
28,100	Sea Ltd ADR(c)	3,355,944
28,704	SEEK Ltd	632,137
717,400	Singapore Telecommunications Ltd	1,393,011
252,500	SoftBank Corp	2,940,495
106,000	SoftBank Group Corp	4,739,223
162,059	Spark New Zealand Ltd	512,394
2,277	Swisscom AG	1,368,036
42,875	Tele2 AB Class B	650,176

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Communications — (continued)
925,736	Telecom Italia SpA	$ 339,929
256,602	Telefonaktiebolaget LM Ericsson Class B(a)	2,339,067
86,211	Telefonica Deutschland Holding AG	234,741
463,897	Telefonica SA	2,248,168
60,370	Telenor ASA	863,662
231,544	Telia Co AB(a)	935,545
369,575	Telstra Corp Ltd	1,093,196
11,300	Trend Micro Inc	658,784
7,843	United Internet AG	269,159
67,357	Vivendi SE	880,690
2,398,880	Vodafone Group PLC	3,933,008
4,845	Wix.com Ltd(c)	505,442
23,078	Wolters Kluwer NV(c)	2,460,276
102,138	WPP PLC	1,336,122
235,100	Z Holdings Corp	1,014,468
11,500	ZOZO Inc	305,836
		74,072,610
Consumer, Cyclical — 12.80%
15,439	Accor SA(c)	497,723
16,740	adidas AG	3,900,877
13,100	Aisin Corp	446,712
13,900	ANA Holdings Inc(a)(c)	290,555
52,267	Aristocrat Leisure Ltd	1,418,634
17,800	Bandai Namco Holdings Inc	1,349,765
92,551	Barratt Developments PLC	628,725
29,109	Bayerische Motoren Werke AG	2,515,543
10,103	Berkeley Group Holdings PLC	492,229
50,600	Bridgestone Corp	1,964,079
29,375	Bunzl PLC	1,138,486
36,577	Burberry Group PLC	798,224
170,200	Chow Tai Fook Jewellery Group Ltd(a)	307,111
45,892	Cie Financiere Richemont SA	5,817,035
14,967	Cie Generale des Etablissements Michelin SCA	2,028,273
37,300	City Developments Ltd(a)	215,621
156,842	Compass Group PLC	3,374,222
9,994	Continental AG(c)	720,449
1,900	Cosmos Pharmaceutical Corp	230,278
31,273	Crown Resorts Ltd(c)	298,140
36,577	Daimler Truck Holding AG(c)	1,015,867
49,300	Daiwa House Industry Co Ltd(a)	1,285,186
38,100	Denso Corp	2,426,513
60,193	Deutsche Lufthansa AG(a)(c)	487,874
5,061	Domino's Pizza Enterprises Ltd	329,586
19,784	Electrolux AB Class B(a)	299,541
52,167	Entain PLC(c)	1,117,128
14,970	Evolution AB(b)	1,522,963
Shares		Fair Value
Consumer, Cyclical — (continued)
5,100	Fast Retailing Co Ltd	$ 2,606,968
10,156	Faurecia SE(a)	264,147
19,435	Ferguson PLC	2,631,776
11,082	Ferrari NV	2,414,334
14,830	Flutter Entertainment PLC(c)	1,718,849
188,000	Galaxy Entertainment Group Ltd	1,111,286
561,913	Genting Singapore Ltd	335,849
10,691	GN Store Nord A/S	524,742
64,906	H & M Hennes & Mauritz AB Class B(a)	871,535
2,785	Hermes International	3,961,901
23,200	Hino Motors Ltd	135,623
143,400	Honda Motor Co Ltd(a)	4,046,881
4,600	Hoshizaki Corp	314,918
12,156	Iida Group Holdings Co Ltd(a)	209,581
4,946	IMCD NV	844,975
95,999	Industria de Diseno Textil SA(a)	2,093,268
16,062	InterContinental Hotels Group PLC	1,084,825
52,500	Isuzu Motors Ltd	678,196
104,600	ITOCHU Corp(a)	3,537,736
11,800	Japan Airlines Co Ltd(a)(c)	219,991
233,754	JD Sports Fashion PLC	450,271
6,595	Kering SA	4,173,385
177,466	Kingfisher PLC	592,085
9,700	Koito Manufacturing Co Ltd	392,555
8,766	La Francaise des Jeux SAEM(b)	347,472
4,200	Lawson Inc	160,776
24,407	LVMH Moet Hennessy Louis Vuitton SE	17,421,791
138,800	Marubeni Corp	1,611,774
50,100	Mazda Motor Corp	367,633
6,900	McDonald's Holdings Co Japan Ltd	286,942
17,887	Melco Resorts & Entertainment Ltd ADR(a)(c)	136,657
75,243	Mercedes-Benz Group AG	5,290,303
111,100	Mitsubishi Corp	4,161,360
137,200	Mitsui & Co Ltd	3,724,326
18,047	Moncler SpA	1,001,287
11,835	Next PLC	928,425
20,900	NGK Insulators Ltd	297,804
9,800	Nintendo Co Ltd	4,946,668
204,500	Nissan Motor Co Ltd(c)	907,018
7,000	Nitori Holdings Co Ltd	877,984
7,200	Open House Group Co Ltd	318,620
17,600	Oriental Land Co Ltd	3,366,099
37,100	Pan Pacific International Holdings Corp	593,620
195,400	Panasonic Holdings Corp	1,897,740
8,941	Pandora A/S	854,144
27,191	Persimmon PLC	762,116
9,492	Puma SE	807,222
78,684	Qantas Airways Ltd(a)(c)	304,242
446	Rational AG	307,400

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
26,764	Reece Ltd	$ 376,826
17,530	Renault SA(c)	458,965
22,100	Ryohin Keikaku Co Ltd	256,343
210,400	Sands China Ltd(c)	500,537
2,611	SEB SA	365,088
34,400	Sekisui Chemical Co Ltd	491,565
53,800	Sekisui House Ltd	1,036,298
17,800	Sharp Corp(a)	166,153
6,400	Shimano Inc	1,465,654
112,500	Singapore Airlines Ltd(c)	453,395
8,072	Sodexo SA	660,325
110,800	Sony Group Corp	11,398,629
10,500	Stanley Electric Co Ltd(a)	198,485
179,010	Stellantis NV	2,909,769
53,200	Subaru Corp	843,755
100,300	Sumitomo Corp	1,737,062
64,700	Sumitomo Electric Industries Ltd	765,389
32,200	Suzuki Motor Corp	1,102,562
7,535	Swatch Group AG	972,089
192,461	Tabcorp Holdings Ltd	766,786
306,501	Taylor Wimpey PLC	520,098
9,600	Toho Co Ltd	361,930
13,100	Toyota Industries Corp	903,552
932,275	Toyota Motor Corp(a)	16,816,381
18,800	Toyota Tsusho Corp	769,107
3,500	Tsuruha Holdings Inc	222,244
63,768	Universal Music Group NV	1,705,765
20,100	USS Co Ltd	337,753
21,617	Valeo	400,615
2,788	Volkswagen AG	688,695
18,820	Volvo AB Class A	362,782
125,683	Volvo AB Class B(a)	2,344,660
7,700	Welcia Holdings Co Ltd	189,460
99,680	Wesfarmers Ltd	3,740,458
17,941	Whitbread PLC(c)	667,340
11,500	Yamaha Corp	497,436
26,900	Yamaha Motor Co Ltd	601,238
19,351	Zalando SE(b)(c)	982,166
		182,849,794
Consumer, Non-Cyclical — 25.46%
14,285	Adecco Group AG	648,090
1,744	Adyen NV(a)(b)(c)	3,454,350
57,100	Aeon Co Ltd(a)	1,213,029
41,700	Ajinomoto Co Inc	1,183,562
43,931	Alcon Inc	3,480,321
39,606	Amadeus IT Group SA(c)	2,575,121
13,483	Ambu A/S Class B(a)	198,526
11,308	Amplifon SpA	505,937
76,359	Anheuser-Busch InBev SA	4,565,385
3,948	Argenx SE(a)(c)	1,240,811
40,200	Asahi Group Holdings Ltd	1,464,103
18,300	Asahi Intecc Co Ltd	356,925
39,223	Ashtead Group PLC	2,469,135
31,476	Associated British Foods PLC	683,550
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
163,700	Astellas Pharma Inc	$ 2,557,795
136,192	AstraZeneca PLC	18,057,218
43,622	Atlantia SpA(c)	908,660
562	Bachem Holding AG	309,615
323	Barry Callebaut AG	756,506
86,369	Bayer AG	5,907,593
9,018	Beiersdorf AG	948,443
6,100	Benefit One Inc(a)	128,022
3,637	BioMerieux	388,182
123,058	Brambles Ltd	908,126
191,646	British American Tobacco PLC	8,047,316
145,300	Budweiser Brewing Co APAC Ltd(a)(b)	383,685
26,650	Bureau Veritas SA	762,334
3,508	Carl Zeiss Meditec AG	565,572
8,692	Carlsberg AS Class B	1,067,043
53,742	Carrefour SA	1,169,543
103	Chocoladefabriken Lindt & Spruengli AG	2,210,177
59,400	Chugai Pharmaceutical Co Ltd	1,977,634
17,893	Coca-Cola Europacific Partners PLC	879,992
18,431	Coca-Cola HBC AG	384,274
5,913	Cochlear Ltd	987,242
118,447	Coles Group Ltd	1,582,835
10,452	Coloplast A/S Class B	1,583,100
42,089	CSL Ltd	8,402,769
19,200	Dai Nippon Printing Co Ltd	448,561
154,100	Daiichi Sankyo Co Ltd	3,347,183
57,435	Danone SA	3,172,898
47,346	Davide Campari-Milano NV	550,835
10,031	Demant A/S(c)	454,148
204,936	Diageo PLC	10,393,916
2,102	DiaSorin SpA	329,441
21,940	Edenred	1,088,057
21,200	Eisai Co Ltd	979,827
117,106	Endeavour Group Ltd	637,033
25,270	EssilorLuxottica SA	4,621,671
53,782	Essity AB Class B(a)	1,277,127
4,881	Etablissements Franz Colruyt NV	202,047
11,704	Eurofins Scientific SE	1,157,798
81,129	Experian PLC	3,124,477
50,902	Fisher & Paykel Healthcare Corp Ltd	851,759
18,171	Fresenius Medical Care AG & Co KGaA	1,217,660
36,156	Fresenius SE & Co KGaA	1,331,091
5,807	Genmab A/S(c)	2,097,216
20,372	Getinge AB Class B	817,890
442,362	GlaxoSmithKline PLC	9,570,176
3,600	GMO Payment Gateway Inc	366,754
27,172	Grifols SA(a)	495,858
10,238	Heineken Holding NV	801,673
22,812	Heineken NV	2,181,521
14,761	HelloFresh SE(c)	663,536
8,879	Henkel AG & Co KGaA	589,016

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
14,359	Hikma Pharmaceuticals PLC	$ 387,188
18,607	IDP Education Ltd	435,481
83,847	Imperial Brands PLC	1,765,420
3,843	Inmode Ltd(c)	141,845
14,373	Intertek Group PLC	980,116
3,388	Ipsen SA	424,624
5,000	Ito En Ltd	245,431
150,157	J Sainsbury PLC	496,979
106,200	Japan Tobacco Inc	1,813,639
9,347	JDE Peet's NV	268,121
23,850	Jeronimo Martins SGPS SA	575,145
42,300	Kao Corp	1,727,137
13,855	Kerry Group PLC Class A	1,551,232
24,170	Kesko OYJ Class B	667,773
12,700	Kikkoman Corp	838,029
73,100	Kirin Holdings Co Ltd	1,090,701
5,000	Kobayashi Pharmaceutical Co Ltd	400,015
12,300	Kobe Bussan Co Ltd(c)	377,134
91,935	Koninklijke Ahold Delhaize NV	2,966,118
80,653	Koninklijke Philips NV	2,459,421
3,100	Kose Corp	324,339
23,700	Kyowa Kirin Co Ltd	549,173
20,157	Lifco AB Class B	512,900
21,900	Lion Corp	244,079
6,547	Lonza Group AG	4,743,982
22,063	L'Oreal SA	8,813,010
239,751	Medibank Pvt Ltd	551,355
16,700	Medipal Holdings Corp	274,784
10,700	MEIJI Holdings Co Ltd	579,687
11,368	Merck KGaA	2,368,548
38,643	Mowi ASA	1,038,763
247,480	Nestle SA	32,177,019
45,070	Nexi SpA(b)(c)	521,745
26,900	Nihon M&A Center Holdings Inc	376,276
4,100	Nippon Shinyaku Co Ltd	278,760
16,625	Nisshin Seifun Group Inc	231,941
5,500	Nissin Foods Holdings Co Ltd	385,634
7,190	NMC Health PLC(c)	472
192,620	Novartis AG	16,910,409
148,042	Novo Nordisk A/S Class B	16,420,248
43,162	Ocado Group PLC(c)	659,264
95,800	Olympus Corp	1,815,658
32,900	Ono Pharmaceutical Co Ltd	824,652
9,549	Orion OYJ Class B	433,687
65,247	Orkla ASA	579,158
4,223	Orpea SA(a)	183,253
34,400	Otsuka Holdings Co Ltd	1,187,616
18,419	Pernod Ricard SA	4,064,794
15,700	Persol Holdings Co Ltd	350,825
9,200	Pola Orbis Holdings Inc	119,794
20,052	QIAGEN NV(c)	983,955
15,979	Ramsay Health Care Ltd	775,854
10,862	Randstad NV(a)	656,434
62,798	Reckitt Benckiser Group PLC	4,774,139
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
9,470	Recordati Industria Chimica e Farmaceutica SpA	$ 476,464
119,300	Recruit Holdings Co Ltd	5,183,162
170,081	RELX PLC	5,281,301
2,059	Remy Cointreau SA	425,030
160,513	Rentokil Initial PLC	1,103,501
64,609	Roche Holding AG	25,680,529
35,227	Ryman Healthcare Ltd(c)	228,010
99,973	Sanofi	10,249,393
31,300	Santen Pharmaceutical Co Ltd	311,325
2,483	Sartorius Stedim Biotech	1,016,582
18,400	Secom Co Ltd(a)	1,327,528
27,915	Securitas AB Class B	315,559
66,200	Seven & i Holdings Co Ltd	3,156,231
533	SGS SA	1,481,817
23,500	Shionogi & Co Ltd	1,443,919
35,100	Shiseido Co Ltd	1,772,847
24,791	Siemens Healthineers AG(b)	1,536,326
76,506	Smith & Nephew PLC	1,217,515
5,800	Sohgo Security Services Co Ltd	189,147
39,812	Sonic Healthcare Ltd	1,050,458
4,754	Sonova Holding AG	1,985,928
922	Straumann Holding AG	1,472,146
14,000	Sumitomo Pharma Co Ltd	138,121
12,800	Suntory Beverage & Food Ltd	485,428
138,910	Swedish Match AB	1,050,199
14,500	Sysmex Corp	1,045,011
3,500	Taisho Pharmaceutical Holdings Co Ltd(a)	162,476
139,052	Takeda Pharmaceutical Co Ltd	3,941,763
57,300	Terumo Corp	1,733,813
675,849	Tesco PLC	2,446,329
98,479	Teva Pharmaceutical Industries Ltd Sponsored ADR(c)	924,718
22,400	Toppan Inc	395,113
7,900	Toyo Suisan Kaisha Ltd	281,648
269,874	Transurban Group	2,726,800
63,155	Treasury Wine Estates Ltd	545,146
10,975	UCB SA	1,312,584
34,800	Unicharm Corp	1,243,827
225,777	Unilever PLC	10,221,259
4,176	Vifor Pharma AG(a)	740,251
698,145	WH Group Ltd(b)	438,404
175,000	Wilmar International Ltd	603,291
105,907	Woolworths Group Ltd	2,944,936
21,321	Worldline SA(b)(c)	926,275
11,000	Yakult Honsha Co Ltd	586,058
		363,803,614
Diversified — 0.21%
236,424	CK Hutchison Holdings Ltd	1,728,829
18,579	Jardine Matheson Holdings Ltd	1,004,556

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Diversified — (continued)
40,000	Swire Pacific Ltd Class A	$ 243,245
		2,976,630
Energy — 4.30%
11,209	Aker BP ASA(a)	418,083
20,685	Ampol Ltd	469,919
105,646	APA Group	841,202
1,735,884	BP PLC	8,508,807
8,799	DCC PLC	681,713
265,850	ENEOS Holdings Inc	993,940
221,888	Eni SpA	3,235,860
85,920	Equinor ASA	3,207,966
43,167	Galp Energia SGPS SA	545,750
18,056	Idemitsu Kosan Co Ltd(a)	496,790
90,000	Inpex Corp	1,051,128
17,408	Lundin Energy AB(a)	732,603
37,194	Neste OYJ	1,695,801
13,158	OMV AG	629,827
127,566	Repsol SA	1,671,029
279,835	Santos Ltd	1,622,431
676,877	Shell PLC	18,547,877
19,888	Siemens Gamesa Renewable Energy SA(a)(c)	350,012
220,524	TotalEnergies SE(a)	11,158,476
88,781	Vestas Wind Systems A/S	2,609,505
85,371	Woodside Petroleum Ltd	2,051,591
		61,520,310
Financial — 20.18%
85,562	3i Group PLC	1,546,602
38,494	ABN AMRO Bank NV(a)(b)	492,788
196,139	abrdn PLC	548,951
17,049	Admiral Group PLC	571,510
158,084	Aegon NV	841,859
11,693	AerCap Holdings NV(c)	586,783
15,547	Ageas SA	785,956
1,063,600	AIA Group Ltd	11,105,990
35,910	Allianz SE	8,575,647
5,211	Amundi SA(b)	357,008
89,938	Aroundtown SA	513,942
306,440	Ascendas REIT	659,899
97,631	Assicurazioni Generali SpA(a)	2,233,044
17,192	ASX Ltd	1,044,608
247,834	Australia & New Zealand Banking Group Ltd	5,078,377
335,454	Aviva PLC	1,982,085
171,153	AXA SA	5,010,416
3,861	Azrieli Group Ltd	338,585
3,985	Baloise Holding AG	711,708
586,201	Banco Bilbao Vizcaya Argentaria SA	3,365,081
106,001	Banco Espirito Santo SA(c)	35
1,524,486	Banco Santander SA(c)	5,183,233
98,036	Bank Hapoalim BM	968,564
127,731	Bank Leumi Le-Israel BM	1,373,088
1,473,184	Barclays PLC	2,855,338
98,888	BNP Paribas SA	5,650,952
Shares		Fair Value
Financial — (continued)
321,000	BOC Hong Kong Holdings Ltd	$ 1,201,184
79,238	British Land Co PLC REIT	548,424
383,867	CaixaBank SA(a)	1,302,036
420,404	CapitaLand Integrated Commercial Trust REIT(c)	693,899
226,457	Capitaland Investment Ltd(c)	662,533
50,000	Chiba Bank Ltd(c)	293,986
177,424	CK Asset Holdings Ltd	1,211,088
14,064	CNP Assurances(a)	339,865
90,193	Commerzbank AG(c)	685,373
150,016	Commonwealth Bank of Australia	11,814,137
90,800	Concordia Financial Group Ltd	337,926
4,398	Covivio REIT	351,779
109,024	Credit Agricole SA	1,302,687
234,334	Credit Suisse Group AG	1,849,926
89,400	Dai-ichi Life Holdings Inc	1,816,679
5,800	Daito Trust Construction Co Ltd(a)	615,638
197	Daiwa House Investment Corp REIT	530,857
124,500	Daiwa Securities Group Inc(a)	704,260
60,639	Danske Bank A/S	1,008,735
159,276	DBS Group Holdings Ltd	4,163,627
181,699	Deutsche Bank AG(c)	2,291,839
16,704	Deutsche Boerse AG	3,015,967
95,963	Dexus REIT	783,316
82,330	DNB Bank ASA	1,861,394
26,049	EQT AB	1,016,758
30,048	Erste Group Bank AG	1,095,751
179,200	ESR Cayman Ltd(b)(c)	555,322
3,350	Eurazeo SE	282,679
7,638	Euronext NV(b)	695,201
9,542	EXOR NV	727,162
9,442	Fastighets AB Balder Class B(c)	625,541
53,591	FinecoBank Banca Fineco SpA	812,533
4,100	Futu Holdings Ltd ADR(a)(c)	133,496
4,146	Gecina SA REIT	522,516
17,690	Gjensidige Forsikring ASA	438,663
375	GLP J-REIT(c)	566,772
147,819	Goodman Group REIT	2,512,413
163,677	GPT Group REIT	631,354
9,804	Groupe Bruxelles Lambert SA	1,016,359
178,000	Hang Lung Properties Ltd	358,773
67,200	Hang Seng Bank Ltd	1,292,441
5,269	Hannover Rueck SE	895,094
32,531	Hargreaves Lansdown PLC	428,571
133,830	Henderson Land Development Co Ltd	555,532
105,912	Hong Kong Exchanges & Clearing Ltd	4,964,447
97,000	Hongkong Land Holdings Ltd	473,933
1,788,859	HSBC Holdings PLC	12,216,560
33,800	Hulic Co Ltd(c)	303,234

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Financial — (continued)
12,230	Industrivarden AB Class A	$ 347,772
13,530	Industrivarden AB Class C(c)	378,529
343,222	ING Groep NV	3,583,578
211,028	Insurance Australia Group Ltd(c)	690,651
1,451,979	Intesa Sanpaolo SpA	3,333,164
44,536	Investor AB Class A	1,040,885
160,175	Investor AB Class B	3,480,475
104,520	Israel Discount Bank Ltd Class A	647,990
45,400	Japan Exchange Group Inc	842,983
599	Japan Metropolitan Fund Invest REIT	505,209
36,200	Japan Post Bank Co Ltd(a)	290,714
218,100	Japan Post Holdings Co Ltd	1,601,780
17,200	Japan Post Insurance Co Ltd	299,382
106	Japan Real Estate Investment Corp REIT	555,188
19,227	Julius Baer Group Ltd	1,114,639
21,726	KBC Group NV	1,558,832
20,791	Kinnevik AB Class B(a)(c)	542,820
18,488	Klepierre SA REIT	492,914
6,828	L E Lundbergforetagen AB Class B	346,853
60,855	Land Securities Group PLC REIT	624,200
6,398	LEG Immobilien SE	730,685
528,465	Legal & General Group PLC	1,872,921
182,150	Link REIT	1,549,577
6,242,332	Lloyds Banking Group PLC	3,800,964
28,929	London Stock Exchange Group PLC	3,006,918
222,177	M&G PLC	639,875
29,794	Macquarie Group Ltd	4,505,878
204,100	Mapletree Commercial Trust REIT	283,966
292,438	Mapletree Logistics Trust REIT	395,135
53,715	Mediobanca Banca di Credito Finanziario SpA	542,148
374,826	Melrose Industries PLC	607,775
336,141	Mirvac Group REIT	622,388
105,500	Mitsubishi Estate Co Ltd	1,570,943
59,900	Mitsubishi HC Capital Inc	278,326
1,051,000	Mitsubishi UFJ Financial Group Inc	6,496,378
79,700	Mitsui Fudosan Co Ltd	1,702,240
12,685	Mizrahi Tefahot Bank Ltd(c)	493,192
212,110	Mizuho Financial Group Inc	2,705,542
39,300	MS&AD Insurance Group Holdings Inc	1,269,203
12,317	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,292,841
287,682	National Australia Bank Ltd	6,925,921
504,839	NatWest Group PLC	1,425,172
139,108	New World Development Co Ltd	564,382
127	Nippon Building Fund Inc REIT	716,436
Shares		Fair Value
Financial — (continued)
181	Nippon Prologis Inc REIT	$ 527,649
23,443	NN Group NV	1,188,444
270,100	Nomura Holdings Inc	1,135,978
11,400	Nomura Real Estate Holdings Inc	273,019
388	Nomura Real Estate Master Fund Inc REIT	512,855
281,843	Nordea Bank Abp	2,900,726
107,600	ORIX Corp	2,144,743
214	Orix JREIT Inc	290,212
297,685	Oversea-Chinese Banking Corp Ltd	2,700,556
1,996	Partners Group Holding AG	2,471,452
63,169	Phoenix Group Holdings PLC	506,023
241,448	Prudential PLC	3,562,981
129,591	QBE Insurance Group Ltd	1,113,138
13,135	Raiffeisen Bank International AG	186,479
4,456	REA Group Ltd	447,727
182,200	Resona Holdings Inc	773,873
14,177	Sagax AB Class B(c)	430,201
43,921	Sampo OYJ Class A	2,149,786
21,040	SBI Holdings Inc(a)	529,190
457,041	Scentre Group REIT	1,040,662
11,479	Schroders PLC	482,482
106,698	Segro PLC REIT	1,874,947
37,900	Shizuoka Bank Ltd(c)	266,002
73,800	Singapore Exchange Ltd	540,840
276,812	Sino Land Co Ltd	356,335
141,393	Skandinaviska Enskilda Banken AB Class A(a)	1,534,576
71,847	Societe Generale SA	1,926,039
1,330	Sofina SA	483,283
27,950	Sompo Holdings Inc	1,228,136
48,642	St James's Place PLC	917,607
227,958	Standard Chartered PLC	1,512,590
205,167	Stockland REIT(c)	650,027
114,700	Sumitomo Mitsui Financial Group Inc	3,623,188
29,086	Sumitomo Mitsui Trust Holdings Inc(a)	946,593
27,600	Sumitomo Realty & Development Co Ltd	759,819
113,000	Sun Hung Kai Properties Ltd	1,344,416
111,738	Suncorp Group Ltd	925,341
127,530	Svenska Handelsbanken AB Class A(a)	1,172,695
79,966	Swedbank AB Class A(a)	1,194,343
94,800	Swire Properties Ltd	234,270
2,755	Swiss Life Holding AG	1,765,662
6,431	Swiss Prime Site AG	633,743
26,517	Swiss Re AG	2,524,258
45,400	T&D Holdings Inc	616,440
55,100	Tokio Marine Holdings Inc(a)	3,206,448
2,700	Tokyo Century Corp	98,985
31,922	Tryg A/S	778,994
309,222	UBS Group AG	6,042,602
11,135	Unibail-Rodamco-Westfield REIT(a)(c)	834,097

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Financial — (continued)
187,942	UniCredit SpA	$ 2,027,482
103,706	United Overseas Bank Ltd	2,414,019
40,106	UOL Group Ltd(c)	207,658
330,748	Vicinity Centres REIT	458,238
64,860	Vonovia SE	3,023,168
19,927	Washington H Soul Pattinson & Co Ltd(c)	424,094
2,220	Wendel SE	226,072
322,519	Westpac Banking Corp	5,826,824
151,300	Wharf Real Estate Investment Co Ltd(a)	747,764
13,227	Zurich Insurance Group AG	6,532,815
		288,416,259
Industrial — 13.09%
144,404	ABB Ltd	4,684,570
20,221	ACS Actividades de Construccion y Servicios SA	545,536
6,614	Aena SME SA(b)(c)	1,105,267
2,626	Aeroports de Paris(c)	392,689
16,500	AGC Inc	658,338
51,832	Airbus SE(c)	6,254,523
28,158	Alfa Laval AB	973,734
27,371	Alstom SA	642,689
282	AP Moller - Maersk A/S Class A	832,575
505	AP Moller - Maersk A/S Class B	1,517,507
88,117	Assa Abloy AB Class B	2,374,044
59,036	Atlas Copco AB Class A	3,064,321
34,306	Atlas Copco AB Class B	1,562,693
112,242	Auckland International Airport Ltd(c)	606,064
163,193	Aurizon Holdings Ltd	450,147
11,000	Azbil Corp	364,134
279,186	BAE Systems PLC	2,621,224
20,199	Bouygues SA	705,031
22,000	Brother Industries Ltd	399,289
44,864	Cellnex Telecom SA(b)	2,159,065
12,600	Central Japan Railway Co	1,642,957
44,479	Cie de Saint-Gobain	2,646,532
59,500	CK Infrastructure Holdings Ltd	396,356
89,227	CNH Industrial NV	1,405,403
67,916	CRH PLC	2,708,855
9,200	Daifuku Co Ltd	653,132
22,000	Daikin Industries Ltd	3,995,287
2,328	Dassault Aviation SA	368,265
87,145	Deutsche Post AG	4,169,221
2,500	Disco Corp	696,749
17,935	DSV A/S	3,437,343
27,000	East Japan Railway Co	1,555,761
7,371	Eiffage SA	757,258
2,329	Elbit Systems Ltd	509,357
58,012	Epiroc AB Class A	1,250,220
33,397	Epiroc AB Class B	607,298
16,900	FANUC Corp	2,957,152
Shares		Fair Value
Industrial — (continued)
42,808	Ferrovial SA(c)	$ 1,138,808
11,100	Fuji Electric Co Ltd	553,233
12,911	GEA Group AG(c)	531,114
3,169	Geberit AG	1,954,620
38,832	Getlink SE	699,355
33,427	Halma PLC	1,091,896
19,900	Hankyu Hanshin Holdings Inc(c)	572,163
13,505	HeidelbergCement AG	768,801
172,297	Hexagon AB Class B	2,430,785
2,879	Hirose Electric Co Ltd	417,324
8,700	Hitachi Construction Machinery Co Ltd	225,424
85,200	Hitachi Ltd	4,263,766
46,067	Holcim Ltd	2,237,923
32,600	Hoya Corp	3,715,027
37,841	Husqvarna AB Class B	397,401
9,600	Ibiden Co Ltd	468,019
27,811	Infrastrutture Wireless Italiane SpA(b)	312,951
15,157	InPost SA(c)	96,169
13,561	Investment AB Latour Class B	430,523
38,372	James Hardie Industries PLC	1,151,090
17,400	JSR Corp	511,698
41,400	Kajima Corp	502,291
9,000	Keio Corp	348,822
10,600	Keisei Electric Railway Co Ltd	294,464
131,800	Keppel Corp Ltd	621,469
17,160	Keyence Corp	7,957,137
13,442	Kingspan Group PLC	1,313,920
14,700	Kintetsu Group Holdings Co Ltd	420,343
6,212	KION Group AG	411,181
6,294	Knorr-Bremse AG	483,223
77,800	Komatsu Ltd	1,869,185
29,428	Kone OYJ Class B	1,539,979
4,054	Kornit Digital Ltd(c)	335,225
91,700	Kubota Corp	1,709,086
4,714	Kuehne + Nagel International AG	1,338,442
9,300	Kurita Water Industries Ltd	343,271
28,100	Kyocera Corp	1,572,460
23,538	Legrand SA	2,240,550
60,256	Lendlease Corp Ltd	503,264
23,100	Lixil Corp	429,887
20,200	Makita Corp	646,331
31,300	MINEBEA MITSUMI Inc	681,110
25,300	MISUMI Group Inc	753,202
161,300	Mitsubishi Electric Corp	1,844,704
28,500	Mitsubishi Heavy Industries Ltd	930,519
30,900	Mitsui OSK Lines Ltd	858,364
8,000	Miura Co Ltd	197,116
139,702	MTR Corp Ltd	752,333
4,595	MTU Aero Engines AG	1,063,832
50,600	Murata Manufacturing Co Ltd	3,323,258
123,874	Nibe Industrier AB Class B	1,376,009

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Industrial — (continued)
39,400	Nidec Corp	$ 3,111,933
6,800	Nippon Express Holdings Inc(c)	467,165
14,600	Nippon Yusen KK	1,275,990
54,500	Obayashi Corp	399,112
27,400	Odakyu Electric Railway Co Ltd	453,952
16,400	Omron Corp	1,088,626
35,329	Orica Ltd	420,786
45,453	Poste Italiane SpA(b)	515,467
22,862	Prysmian SpA	776,174
2,900	Rinnai Corp	216,931
798	ROCKWOOL International A/S Class B	263,428
740,632	Rolls-Royce Holdings PLC(c)	970,618
30,048	Safran SA	3,538,195
99,414	Sandvik AB	2,115,785
5,401	Schindler Holding AG	1,157,916
47,524	Schneider Electric SE	7,978,864
28,400	SG Holdings Co Ltd	534,794
21,300	Shimadzu Corp	729,475
51,600	Shimizu Corp(a)	309,293
67,254	Siemens AG	9,312,532
35,491	Siemens Energy AG	807,451
12,473	Sika AG	4,126,740
135,800	Singapore Technologies Engineering Ltd	409,417
118,000	SITC International Holdings Co Ltd	411,345
30,596	Skanska AB Class B(a)	687,338
34,685	SKF AB Class B(a)	569,813
5,000	SMC Corp	2,794,971
33,934	Smiths Group PLC	643,082
6,510	Spirax-Sarco Engineering PLC	1,062,737
17,500	Taisei Corp	504,599
34,400	TDK Corp	1,235,223
122,000	Techtronic Industries Co Ltd(a)	1,953,551
42,190	Tenaris SA	634,256
9,483	Thales SA	1,188,069
16,100	Tobu Railway Co Ltd	391,462
45,400	Tokyu Corp	587,924
33,900	Toshiba Corp	1,287,979
12,600	TOTO Ltd	505,438
2,306	VAT Group AG(b)	878,826
22,600	Venture Corp Ltd	291,247
47,343	Vinci SA	4,837,187
43,710	Wartsila OYJ Abp	400,079
18,800	West Japan Railway Co	776,052
155,000	Xinyi Glass Holdings Ltd(a)	371,638
26,300	Yamato Holdings Co Ltd	490,773
21,600	Yaskawa Electric Corp	839,660
21,100	Yokogawa Electric Corp	359,513
		186,983,059
Technology — 6.09%
17,500	Advantest Corp	1,366,293
Shares		Fair Value
Technology — (continued)
4,166	ASM International NV	$ 1,516,981
36,338	ASML Holding NV	24,281,976
11,336	AVEVA Group PLC	360,485
7,040	Bechtle AG(c)	397,748
88,200	Canon Inc(a)	2,145,111
15,400	Capcom Co Ltd	373,363
14,097	Capgemini SE	3,128,185
9,402	Check Point Software Technologies Ltd(c)	1,295,355
48,326	Computershare Ltd	888,189
3,465	CyberArk Software Ltd(c)	584,719
58,447	Dassault Systemes SE	2,871,437
51,350	Embracer Group AB(c)	430,024
32,000	FUJIFILM Holdings Corp	1,953,278
17,400	Fujitsu Ltd	2,604,375
12,400	Hamamatsu Photonics KK	656,870
114,809	Infineon Technologies AG	3,884,013
7,600	Itochu Techno-Solutions Corp	194,138
4,970	Koei Tecmo Holdings Co Ltd(a)(c)	162,980
8,000	Konami Holdings Corp(a)	503,702
6,700	Lasertec Corp(c)	1,112,468
15,212	Logitech International SA(a)	1,130,740
21,900	NEC Corp	920,034
5,181	Nemetschek SE	499,745
42,500	Nexon Co Ltd	1,014,487
29,069	Nomura Research Institute Ltd	947,382
55,500	NTT Data Corp	1,085,926
6,300	Obic Co Ltd	943,595
3,500	Oracle Corp Japan	242,540
9,800	Otsuka Corp	346,537
109,400	Renesas Electronics Corp(c)	1,267,614
56,500	Ricoh Co Ltd(a)	489,277
7,300	Rohm Co Ltd	565,062
88,704	Sage Group PLC	811,599
91,802	SAP SE	10,174,300
12,600	SCSK Corp	215,468
23,500	Seiko Epson Corp(a)	351,937
48,174	Sinch AB(a)(b)(c)	328,320
8,000	Square Enix Holdings Co Ltd	354,389
60,038	STMicroelectronics NV	2,610,370
30,300	SUMCO Corp	495,376
5,192	Teleperformance	1,984,408
6,021	Temenos AG	580,282
17,900	TIS Inc(c)	418,906
13,100	Tokyo Electron Ltd	6,727,651
7,820	Ubisoft Entertainment SA(c)	343,635
13,039	WiseTech Global Ltd	491,288
12,076	Xero Ltd(c)	916,748
		86,969,306
Utilities — 3.26%
55,800	Chubu Electric Power Co Inc	576,207
143,000	CLP Holdings Ltd	1,391,375
197,427	E.ON SE	2,293,749

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Utilities — (continued)
244,048	EDP - Energias de Portugal SA	$ 1,207,854
25,380	EDP Renovaveis SA	652,542
55,347	Electricite de France SA(a)	519,501
2,695	Elia Group SA	412,086
22,380	Enagas SA	497,554
27,575	Endesa SA	602,929
715,035	Enel SpA(c)	4,789,770
160,932	Engie SA	2,111,835
39,478	Fortum OYJ(c)	721,546
225,000	HK Electric Investments & HK Electric Investments Ltd(b)	219,735
1,004,229	Hong Kong & China Gas Co Ltd(a)	1,212,769
512,098	Iberdrola SA(c)	5,597,241
61,100	Kansai Electric Power Co Inc	575,511
54,233	Mercury NZ Ltd	222,634
113,406	Meridian Energy Ltd	394,747
317,992	National Grid PLC	4,886,123
17,612	Naturgy Energy Group SA(a)	528,494
156,220	Origin Energy Ltd	728,595
16,808	Orsted A/S(b)	2,103,883
32,500	Osaka Gas Co Ltd	556,926
125,500	Power Assets Holdings Ltd	812,984
37,913	Red Electrica Corp SA(a)	780,547
56,476	RWE AG	2,459,121
22,294	Severn Trent PLC	898,249
177,626	Snam SpA	1,024,295
93,909	SSE PLC	2,146,177
126,705	Terna - Rete Elettrica Nazionale	1,091,869
140,100	Tokyo Electric Power Co Holdings Inc(c)	462,468
32,600	Tokyo Gas Co Ltd	596,815
7,455	Uniper SE	192,595
58,677	United Utilities Group PLC	862,391
56,889	Veolia Environnement SA	1,824,069
5,764	Verbund AG	608,706
		46,563,892
TOTAL COMMON STOCK — 97.89% (Cost $1,243,651,874)		$1,398,823,884
PREFERRED STOCK
Basic Materials — 0.02%
5,606	FUCHS PETROLUB SE	203,395
Consumer, Cyclical — 0.32%
5,356	Bayerische Motoren Werke AG	414,868
13,466	Porsche Automobil Holding SE	1,299,920
16,315	Volkswagen AG	2,803,770
		4,518,558
Shares		Fair Value
Consumer, Non-Cyclical — 0.07%
15,613	Henkel AG & Co KGaA	$ 1,045,794
Industrial — 0.07%
2,311	Sartorius AG	1,019,951
TOTAL PREFERRED STOCK — 0.48% (Cost $7,145,798)		$6,787,698
RIGHTS
Industrial — 0.00%(d)
13,985	ACS Actividades de Construccion y Servicios SA(c)	19,332
TOTAL RIGHTS—0.00%(d) (Cost $39,373)—		$19,332
GOVERNMENT MONEY MARKET MUTUAL FUNDS
4,320,000	BlackRock FedFund Institutional Class(e), 0.23%(f)	4,320,000
4,904,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(e), 0.30%(f)	4,904,000
4,688,000	Goldman Sachs Financial Square Government Fund Institutional Class(e), 0.25%(f)	4,688,000
4,904,000	Invesco Government & Agency Portfolio Institutional Class(e), 0.25%(f)	4,904,000
1,658,000	JPMorgan U.S. Government Money Market Fund Capital Shares(e), 0.25%(f)	1,658,000
1,353,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(e), 0.23%(f)	1,353,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.53% (Cost $21,827,000)		$21,827,000

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.61%
$13,213,257	Undivided interest of 12.24% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with Bank of America Securities Inc, 0.30%, dated 3/31/22 to be repurchased at $13,213,257 on 4/1/22 collateralized by Federal National Mortgage Association securities, 2.00% - 4.00%, 2/1/36 - 3/1/52, with a value of $110,109,755.(e)	$ 13,213,257
13,213,257	Undivided interest of 12.24% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with RBC Capital Markets Corp, 0.30%, dated 3/31/22 to be repurchased at $13,213,257 on 4/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 4/26/22 - 3/20/52, with a value of $110,109,756.(e)	13,213,257
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$10,938,196	Undivided interest of 25.76% in a repurchase agreement (principal amount/value $42,458,009 with a maturity value of $42,458,375) with Citigroup Global Markets Inc, 0.31%, dated 3/31/22 to be repurchased at $10,938,196 on 4/1/22 collateralized by Government National Mortgage Association securities, 2.00% - 10.00%, 6/15/22 - 1/20/52, with a value of $43,307,169.(e)	$ 10,938,196
TOTAL SHORT TERM INVESTMENTS — 2.61% (Cost $37,364,710)		$37,364,710
TOTAL INVESTMENTS — 102.51% (Cost $1,310,028,755)		$1,464,822,624
OTHER ASSETS & LIABILITIES, NET — (2.51)%		$(35,897,884)
TOTAL NET ASSETS — 100.00%		$1,428,924,740

(a)	All or a portion of the security is on loan at March 31, 2022.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Non-income producing security.
(d)	Represents less than 0.005% of net assets.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of March 31, 2022.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At March 31, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
MSCI EMINI Index	484	USD	51,894,480	June 2022	$1,544,844
				Net Appreciation	$1,544,844
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
At March 31, 2022, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CIT	USD	209,095	GBP	153,940	April 07, 2022	$6,885
MEL	USD	37,475	AUD	51,927	April 01, 2022	(1,382)
MEL	USD	4,177	AUD	5,611	April 07, 2022	(22)
MEL	USD	14,579	AUD	19,903	April 12, 2022	(318)
MEL	USD	25,503	AUD	35,108	April 13, 2022	(775)
MEL	USD	11,489	AUD	15,751	April 14, 2022	(300)
MEL	USD	137,356	AUD	187,259	April 21, 2022	(2,824)
MEL	USD	29,921	CHF	27,716	April 04, 2022	(78)
MEL	USD	1,431,134	CHF	1,322,106	April 14, 2022	(425)
MEL	USD	146,950	EUR	133,191	April 01, 2022	(393)
MEL	USD	183,728	EUR	167,213	April 04, 2022	(1,281)
MEL	USD	22,531	EUR	20,219	April 05, 2022	159
MEL	USD	41,917	EUR	38,254	April 06, 2022	(411)
MEL	USD	57,124	EUR	51,428	April 07, 2022	216
MEL	USD	14,445	EUR	12,962	April 08, 2022	102
MEL	USD	1,716,928	EUR	1,517,272	April 14, 2022	37,534
MEL	USD	3,847	EUR	3,494	May 06, 2022	(24)
MEL	USD	49,455	GBP	37,527	April 01, 2022	158
MEL	USD	75,359	GBP	56,569	April 05, 2022	1,050
MEL	USD	6,808	GBP	5,172	April 07, 2022	14
MEL	USD	435,134	GBP	330,584	April 21, 2022	944
MEL	USD	35,480	GBP	27,105	April 28, 2022	(117)
MEL	USD	205,610	GBP	156,194	May 04, 2022	483
MEL	USD	11,520	GBP	8,725	May 05, 2022	61
MEL	USD	12,590	GBP	9,536	May 06, 2022	67
MEL	USD	20,605	GBP	15,665	May 09, 2022	33
MEL	USD	17,900	GBP	13,608	May 13, 2022	29
MEL	USD	9,935	HKD	77,723	April 11, 2022	12
MEL	USD	9,025	HKD	70,620	April 12, 2022	8
MEL	USD	12,374	HKD	96,832	April 21, 2022	10
MEL	USD	7,209	HKD	56,400	April 29, 2022	8
MEL	USD	7,755	HKD	60,672	May 05, 2022	6
MEL	USD	11,548	ILS	37,225	April 06, 2022	(119)
MEL	USD	3,398	JPY	392,700	April 22, 2022	170
MEL	USD	16,150	JPY	1,862,775	April 28, 2022	839
MEL	USD	7,303	JPY	838,440	May 02, 2022	411
MEL	USD	7,181	JPY	824,330	May 06, 2022	404
MEL	USD	7,580	JPY	869,974	May 10, 2022	426
MEL	USD	9,435	JPY	1,082,900	May 11, 2022	530
MEL	USD	5,485	JPY	629,374	May 19, 2022	308
MEL	USD	19,516	JPY	2,324,088	May 20, 2022	400
MEL	USD	7,776	JPY	892,157	May 23, 2022	437
MEL	USD	9,985	JPY	1,145,587	May 24, 2022	561
MEL	USD	20,738	JPY	2,536,400	May 25, 2022	(127)
MEL	USD	10,027	JPY	1,208,700	May 26, 2022	84
MEL	USD	132,245	JPY	15,990,200	May 27, 2022	698
MEL	USD	165,105	JPY	20,236,671	May 31, 2022	(1,398)
MEL	USD	125,790	JPY	15,382,025	June 01, 2022	(775)
MEL	USD	60,097	JPY	7,348,542	June 02, 2022	(370)
MEL	USD	121,533	JPY	14,860,469	June 03, 2022	(750)
MEL	USD	130,790	JPY	15,990,200	June 07, 2022	(810)
MEL	USD	146,886	JPY	17,957,525	June 08, 2022	(910)
MEL	USD	9,642	JPY	1,178,695	June 10, 2022	(60)
MEL	USD	3,104	JPY	379,440	June 13, 2022	(19)
MEL	USD	20,471	JPY	2,451,740	June 14, 2022	288
MEL	USD	4,082	JPY	498,882	June 16, 2022	(25)
MEL	USD	42,940	JPY	5,247,857	June 17, 2022	(266)
MEL	USD	279,309	JPY	34,131,078	June 21, 2022	(1,740)
MEL	USD	77,914	JPY	9,520,297	June 22, 2022	(483)
MEL	USD	87,944	JPY	10,745,546	June 23, 2022	(546)
MEL	USD	205,380	JPY	25,093,717	June 24, 2022	(1,275)
MEL	USD	9,796	JPY	1,196,800	June 27, 2022	(61)
MEL	USD	282,226	JPY	34,477,793	June 28, 2022	(1,754)
MEL	USD	92,486	JPY	11,297,987	June 29, 2022	(575)
MEL	USD	565,121	JPY	69,032,391	June 30, 2022	(3,522)
MEL	USD	13,352	NOK	115,781	April 06, 2022	201
MEL	USD	2,940	NZD	4,337	April 01, 2022	(65)
MEL	USD	19,823	NZD	28,636	April 08, 2022	(21)
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MEL	USD	54,649	SEK	508,453	April 05, 2022	$564
MEL	USD	90,793	SEK	842,029	April 06, 2022	1,221
					Net Appreciation	$31,300
Counterparty Abbreviations:
CIT	Citigroup Global Markets
MEL	Mellon Capital
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar
Summary of Investments by Country as of March 31, 2022.
Country	Fair Value	Percentage of Fund Investments
Japan	$312,766,803	21.35%
United Kingdom	206,341,142	14.09
Switzerland	155,456,221	10.61
France	153,897,515	10.51
Germany	114,208,526	7.80
Australia	112,426,307	7.68
Netherlands	66,404,441	4.53
United States	59,191,710	4.04
Sweden	47,034,550	3.21
Hong Kong	39,990,863	2.73
Denmark	37,688,656	2.57
Spain	32,911,121	2.25
Italy	27,743,389	1.89
Singapore	20,728,113	1.42
Finland	16,416,813	1.12
Ireland	13,798,747	0.94
Belgium	12,000,143	0.82
Norway	10,843,769	0.74
Israel	10,254,496	0.70
Luxembourg	4,102,736	0.28
New Zealand	3,732,355	0.25
Austria	2,827,935	0.19
Portugal	2,328,784	0.16
Chile	743,123	0.05
Macau	500,537	0.03
Jordan	387,188	0.03
Poland	96,169	0.01
United Arab Emirates	472	0.00
Total	$1,464,822,624	100.00%
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2022

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2022, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$16,357,716	$1,382,465,696	$472	$1,398,823,884
Preferred Stock	—	6,787,698	—	6,787,698
Rights	—	—	19,332	19,332
Government Money Market Mutual Funds	21,827,000	—	—	21,827,000
Short Term Investments	—	37,364,710	—	37,364,710
Total investments, at fair value:	38,184,716	1,426,618,104	19,804	1,464,822,624
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	55,106	—	55,106
Futures Contracts(a)	1,544,844	—	—	1,544,844
Total Assets	$39,729,560	$1,426,673,210	$19,804	$1,466,422,574
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(23,806)	—	(23,806)
Total Liabilities	$0	$(23,806)	$0	$(23,806)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

March 31, 2022

As of March 31, 2022, the following transfers between levels were recognized between valuation levels.
Investments	Transfer from Level 2 to Level 3
Rights	$19,332
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 297 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average foreign currency contracts amount of $5,501,983 in forward contracts for the reporting period.

March 31, 2022